SUBSEQUENT EVENTS - Issuances of Common Stock (Details)							1 Months Ended	3 Months Ended			12 Months Ended
	Oct. 13, 2025 USD ($) shares	Oct. 01, 2025 USD ($) $ / shares shares	Sep. 16, 2025 USD ($) $ / shares shares	Aug. 11, 2025 USD ($) shares	Jul. 17, 2025 USD ($) $ / shares shares	Jul. 01, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($)	Sep. 30, 2025 USD ($) D $ / shares shares	Sep. 19, 2025 USD ($) D $ / shares shares	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Sep. 15, 2025 $ / shares	Feb. 09, 2024 $ / shares
SUBSEQUENT EVENTS
Common stock issued to for consulting services (in shares) | shares				200,000
Sale price per share (in dollars per share) | $ / shares													$ 60
Common stock issued to for consulting services				$ 40,000						$ 2,578	$ 44,341
Funicular Note
SUBSEQUENT EVENTS
Common Stock issued during period (in shares) | shares								63,944,332
Principal amount								$ 9,324,489
Interest amount								$ 267,161
Conversion price (in dollars per share) | $ / shares								$ 0.15
Chardan Note
SUBSEQUENT EVENTS
Common Stock issued during period (in shares) | shares								4,845,072
Principal amount							$ 400,000	$ 959,764
Interest amount										$ 212,803	$ 212,803
Conversion rate as a percentage of specified trading days volume weighted average share price								90.00%
Threshold trading days | D								7
Chardan Note | Minimum
SUBSEQUENT EVENTS
Conversion price (in dollars per share) | $ / shares								$ 0.16
Chardan Note | Maximum
SUBSEQUENT EVENTS
Conversion price (in dollars per share) | $ / shares								$ 0.18
Jones Trading Note
SUBSEQUENT EVENTS
Sale price per share (in dollars per share) | $ / shares													$ 120
Common Stock issued during period (in shares) | shares			585,229
Principal amount			$ 375,000
Interest amount			$ 63,922
Conversion price (in dollars per share) | $ / shares			$ 0.75									$ 2
Jones Trading Note | Minimum
SUBSEQUENT EVENTS
Conversion price (in dollars per share) | $ / shares			$ 0.75
Sandip I. Patel, P.A.
SUBSEQUENT EVENTS
Common stock issued to for consulting services (in shares) | shares					800,000
Sale price per share (in dollars per share) | $ / shares					$ 0.21
Common stock issued to for consulting services					$ 169,920
Wilson-Davis Sellers
SUBSEQUENT EVENTS
Common Stock issued during period (in shares) | shares								15,922,008
Principal amount								$ 2,565,931
Interest amount								$ 113,791
Conversion rate as a percentage of specified trading days volume weighted average share price								90.00%
Threshold trading days | D								7
Wilson-Davis Sellers | Minimum
SUBSEQUENT EVENTS
Conversion price (in dollars per share) | $ / shares								$ 0.16
Wilson-Davis Sellers | Maximum
SUBSEQUENT EVENTS
Conversion price (in dollars per share) | $ / shares								$ 0.18
Subsequent Event
SUBSEQUENT EVENTS
Common stock issued to for consulting services (in shares) | shares	325,000	356,901		200,000		356,901
Sale price per share (in dollars per share) | $ / shares		$ 0.162				$ 0.162
Common stock issued to for consulting services	$ 132,372			$ 40,000
Interest amount		$ 57,821				$ 57,821
Subsequent Event | Funicular Note
SUBSEQUENT EVENTS
Common Stock issued during period (in shares) | shares									63,944,332
Principal amount									$ 9,324,489
Interest amount									$ 267,161
Conversion price (in dollars per share) | $ / shares									$ 0.15
Subsequent Event | Chardan Note
SUBSEQUENT EVENTS
Common Stock issued during period (in shares) | shares									4,845,072
Principal amount									$ 959,764
Conversion rate as a percentage of specified trading days volume weighted average share price									90.00%
Threshold trading days | D									7
Subsequent Event | Chardan Note | Minimum
SUBSEQUENT EVENTS
Conversion price (in dollars per share) | $ / shares									$ 0.16
Subsequent Event | Chardan Note | Maximum
SUBSEQUENT EVENTS
Conversion price (in dollars per share) | $ / shares									$ 0.18
Subsequent Event | Jones Trading Note
SUBSEQUENT EVENTS
Common Stock issued during period (in shares) | shares			585,229
Principal amount			$ 375,000
Interest amount			$ 63,922
Conversion price (in dollars per share) | $ / shares			$ 0.75
Subsequent Event | Jones Trading Note | Minimum
SUBSEQUENT EVENTS
Conversion price (in dollars per share) | $ / shares			$ 0.75									$ 2
Subsequent Event | Sandip I. Patel, P.A.
SUBSEQUENT EVENTS
Common stock issued to for consulting services (in shares) | shares					800,000
Sale price per share (in dollars per share) | $ / shares					$ 0.21
Common stock issued to for consulting services					$ 169,920
Subsequent Event | Wilson-Davis Sellers
SUBSEQUENT EVENTS
Common Stock issued during period (in shares) | shares									15,922,008
Principal amount									$ 2,565,931
Interest amount									$ 113,791
Conversion rate as a percentage of specified trading days volume weighted average share price									90.00%
Threshold trading days | D									7
Subsequent Event | Wilson-Davis Sellers | Minimum
SUBSEQUENT EVENTS
Conversion price (in dollars per share) | $ / shares									$ 0.16
Subsequent Event | Wilson-Davis Sellers | Maximum
SUBSEQUENT EVENTS
Conversion price (in dollars per share) | $ / shares									$ 0.18